Share Capital (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital [Abstract]
Schedule of Issued and Outstanding Shares	b)Issued and outstanding shares
	Common Shares	Amount
Balance, December 31, 2023	276,658,208	$128,886,879
Acquisition of Reflexivity LLC	5,000,000	2,295,276
Acquisition of Solana IP	7,297,090	4,659,113
Acquisition of Stillman Digital Inc. and Stillman Bermuda Inc.	2,500,000	5,065,277
Warrants exercised	22,737,789	4,802,641
Options exercised	3,912,405	2,839,539
DSU exercised	6,432,281	4,517,142
Treasury shares paid out	3,998,508	6,146,231
Treasury shares acquired	(5,437,992)	(3,112,835)
NCIB	(1,840,600)	(2,804,597)
Balance, December 31, 2024	321,257,689	$153,294,666
Acquisition of Reflexivity LLC (see Note 8)	186,034	442,722
DSU exercised	4,435,755	6,908,083
RSU conversion	112,500	216,250
Options exercised	9,237,595	14,735,950
Warrants exercised	3,125,000	671,132
Share purchase agreement	1,607,717	3,909,861
NCIB	(1,235,900)	(2,769,629)
Private placement	45,662,101	46,758,112
Share issuance costs	-	(4,192,788)
Treasury shares paid out	1,439,484	3,000,000
Balance, December 31, 2025	385,827,975	$222,974,359